GREEN ENERGY & GROWTH FUND, INC.

Providing Capital and Investor Access to the Green Energy Sector

Green Energy & Growth Fund, Inc.

Formed by NCGA

Investment Adviser:

MILES *Capital*

February 25, 2010

Initial Public Offering of Common Stock
NYSE Ticker: GRE (Proposed)

Forward-Looking Statements

The following information contains, or may be deemed to contain, "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended. These forward-looking statements include all statements regarding the current intent, belief or expectations regarding matters covered and all statements which are not statements of historical fact. By their nature, forward-looking statements involve risks and uncertainties because they relate to events and depend on circumstances that may or may not occur in the future. The future results of the issuer may vary from the results expressed in, or implied by, forward-looking statements, possibly to a material degree. Since these factors can cause results, performance and achievements to differ materially from those discussed in this presentation, you are cautioned not to place undue reliance on the forward-looking statements. Green Energy & Growth Fund, Inc. (the "Fund") will update these forward-looking statements to reflect any material changes occurring prior to the completion of the offering. For a discussion of some of the important factors that could cause results to differ from those expressed in, or implied by, the forward-looking statements contained herein, please refer to the Fund's registration statement (SEC File No. 333-152910), in particular, the "Risk Factors" section. The forward-looking statements in this document are excluded from the safe harbor protection of Section 27A of the Securities Act of 1933.

Fund Offering Overview

Issuer	Green Energy & Growth Fund, Inc. (the "Fund")
Proposed Ticker / Exchange	GRE / NYSE
Expected IPO Size	$101,250,000
Use of Proceeds	Investments primarily in senior, mezzanine and junior debt securities, and to a limited extent, equity securities, of privately-held companies and publicly-held micro-cap companies in the Green Energy Sector and Agribusinesses
Investment Objective	To provide current income, liquidity and ability to invest indirectly in a wide range of companies in the Green Energy Sector and Agribusinesses
Minimum Investment	100 Shares
Management Fee	1.50% of assets under management, plus an incentive fee structure of 20.0% of all returns in excess of an 8.0% per annum hurdle rate ▪ 1.0% for public equity securities (not subject to incentive fees) ▪ 0.0% fee on uninvested capital
Legal / Tax Structure	Closed-end fund with a BDC and RIC election (no tax at corporate level) Investors receive Form 1099 at year-end
Underwriters	Stifel, Nicolaus & Company, Incorporated (Bookrunner) / Co-managers TBD
Formed by	National Corn Growers Association ("NCGA")

Why Invest in the Fund?

- Long-term growth prospects of Green Energy Sector
- Favorable government / regulatory environment
- Limited capital available to micro-cap Green Energy Sector companies
- Broad investment mandate allows for diverse Green Energy Sector portfolio
- Publicly-traded security, with attractive features
- Experienced, Midwest-based investment management team
- Majority independent Board, experienced in Green Energy Sector investing

What is a Green Energy Company?

- Wind, solar, geothermal, hydro, landfill gas and waste-to-energy companies
- Fuel cell manufacturers
- Cleantech companies
  - Providers of carbon abatement, emissions reduction and energy efficiency
- Biorefiners (biodiesel, methanol and ethanol)
  - Providers of efficiency enhancing technologies and equipment
- Agribusinesses
  - Providers of industrial and agricultural feedstock technologies and equipment









Why Invest in Green Energy?

Green Energy's projected long-term growth prospects

U.S. Green Energy Sector Consumption (1)



10.00
9.00
8.00
7.00
6.00
5.00
4.00
3.00
2.00
1.00
0.00
(Quadrillion Btu)
2007
2008
2009E
2010E
2015E
2020E
2025E
2030E
2035E

(1) Consists of biofuels, ethanol, solar, and wind energy (excludes hydropower and geothermal energy).
Source: EIA.

U.S. Biofuels Consumption



5.50
5.00
4.50
4.00
3.50
3.00
2.50
2.00
1.50
1.00
0.50
0.00
(Quadrillion Btu)
2007
2008
2009E
2010E
2015E
2020E
2025E
2030E
2035E

Source: EIA.

U.S. Wind-Generated Electricity Consumption



2.20
2.00
1.80
1.60
1.40
1.20
1.00
0.80
0.60
0.40
0.20
0.00
(Quadrillion Btu)
2007
2008
2009E
2010E
2015E
2020E
2025E
2030E
2035E

Source: EIA.

U.S. Solar-Generated Electricity Consumption



0.16
0.14
0.12
0.10
0.08
0.06
0.04
0.02
0.00
(Quadrillion Btu)
2007
2008
2009E
2010E
2015E
2020E
2025E
2030E
2035E

Source: EIA.

Why Invest in Green Energy? (cont.)

Green Energy's projected long-term growth prospects (cont.)

U.S. Net Farm Income and Agricultural Exports



($ billions)
$140.0
$120.0
$100.0
$80.0
$60.0
$40.0
$20.0
$-
2003
2004
2005
2006
2007
2008
2009E
10-Yr Avg.
Net Farm Income
U.S. Agricultural Exports

Source: USDA.

Estimated Capital Required to Meet Mandates (2010-2020)



Wood & Other Biomass
Wind
Solar
Biofuels
Geothermal
$-
$1,000
$2,000
$3,000
$4,000
$5,000
$6,000
$7,000
$8,000
$9,000
$10,000
($ millions)

Source: USDA.

U.S. Farmers' Equity in Their Business and Debt to Equity Ratio



($ billions)
$2,200
$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
$600
$400
$200
30%
25%
20%
15%
10%
5%
(%)
1970
1973
1976
1979
1982
1985
1988
1991
1994
1997
2000
2003
2006
2009E
Annual Value of Equity
Debt-to-Equity Ratio

Source: USDA.

Financial Incentives for Renewable Energy[1]



Rebates
Loans
Grants
Property Tax
Production Incentives
Corporate Tax
Personal Tax
Industry Support
Sales Tax
Bonds
0
50
100
150
200
250
300
350
Number of Financial Incentives

(1) Includes U.S. territories. Reflects the number of Federal, State, Utility, Local and Non-Profit incentives as of 1/31/10.
Source: DSIRE.

Why the Time is Right NOW

Favorable Government / Regulatory Environment

- Federal, state and local government standards already in place
- Obama administration supportive of new initiatives


Tax incentives
Reduce dependency on foreign oil
Alternatives to MTBEs
Renewable Fuel Standards
Reduce CO_2 emissions
National Fuel Efficiency Standards

Limited Capital Available to Micro-Cap Green Energy Companies

- Lenders and institutional investors seek to make larger loans

Average Institutional Leveraged Loan Size (1)



$600
$500
$400
$300
$200
$100
$-
18.0%
16.0%
14.0%
12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
Average Loan Size
% of Loan Volume <$100M

Average High-Yield Issuance Size



$600
$500
$400
$300
$200
$100
$-
8.0%
7.0%
6.0%
5.0%
4.0%
3.0%
2.0%
1.0%
0.0%
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
Average Issuance Size
% of Volume <$100M

C&I Loans (YOY % Change)



25.0
20.0
15.0
10.0
5.0
0.0
-5.0
-10.0
-15.0
-20.0
(%)
1989
1991
1993
1995
1997
1999
2001
2003
2005
2007
2009

Note:
Data through 9/30/09.
(1) Includes loans priced at ≥ LIBOR + 225bps.
Source: S&P LCD, PMD, SDC, Federal Reserve Economic Data.

Broad Mandate Allows for Diverse Green Energy Portfolio

- Ability to make investments across the Green Energy Sector, NOT a single subsector
  - Wind, solar, geothermal, hydro, landfill gas and waste-to-energy companies
  - Fuel cell manufacturers
  - Cleantech companies
    - Providers of carbon abatement, emissions reduction and energy efficiency
  - Biorefiners (biodiesel, methanol and ethanol)
    - Providers of efficiency enhancing technologies and equipment
  - Agribusinesses
    - Providers of industrial and agricultural feedstock technologies and equipment

- Yield investments primarily in senior, mezzanine and junior debt securities

- Target privately-held companies and publicly-held micro-cap companies in the Green Energy Sector and Agribusinesses that have annual revenues between $25 million and $250 million

- Disciplined investment sourcing, screening and selection process

Publicly-Traded Security, with Attractive Features

- Proposed publicly-traded, NYSE-listed security
- Focus on current income
- Favorable tax structure with no corporate level taxes
- "Qualified Dividends" to investors taxed at lower rate
  - Currently at 15%
- Simplified tax reporting for investors
  - Receive form 1099 at year-end
  - No multi-state reporting requirements (e.g., partnerships with form K-1)

Who Formed the Fund and Who Will Manage It?

- The Fund was formed by the NCGA
  - The NCGA's mission is to support and create new opportunities for its nearly 36,000 dues-paying members
  - The Fund was created to provide NCGA members, state corn growers association members and the public an opportunity to invest in a diversified portfolio of debt (and to a limited extent equity) securities of green energy sector companies and agribusinesses that have been selected by a professional manager

NCGA

- The Fund's investment manager is Miles Capital, Inc., a registered investment adviser based in West Des Moines, Iowa
  - Founded in 1982 – celebrating its 28th year in 2010
  - Manages over $3.7 billion in fixed income and equity securities as of January 10, 2010
  - 26 person, employee-owned firm focused on separate account and mutual fund management
  - The Fund's investment team averages over 19 years of experience, including established credit analysis capabilities and experience underwriting private debt

Who at Miles Capital Will Be Managing The Money?

Experienced, Midwest-based Investment Management Team

Miles Capital Team Member	Title	Investment Experience
David Miles, JD	President and CEO Member, Green Energy Team	25 years
Thomas Myers, CFA	Chair, Green Energy Team Co-Portfolio Manager	23 years
Allen Goody, CFA, CPA	Member, Green Energy Team Co-Portfolio Manager	7 years
David Albright, CFA	Member, Green Energy Team Senior Fixed Income Analyst	24 years

Green Energy Sector Consultants (providing sourcing and valuation assistance to Miles Capital)	Title	Investment Experience
James Eiler	Principal, Eiler Capital Agribusiness and Biofuels	30 years
Scott Brown	CEO, New Energy Capital Biofuels, Wind and Solar	20 years

Board Experienced in the Green Energy Sector

Independent Board Members	Green Energy Experience (current and selected former)
Ronald Blaesi	*Director*, Western Plains Energy, LLC
Raymond Dreger	*CEO*, Seeds & Stuff Farm Market, Inc.; *Owner-Operator*, PNR Farms; *Director*, Western Wisconsin Energy, LLC; Professional Agronomist / Certified Crop Advisor
Gene Fynboh	*Owner-Operator*, Fynland, LLC; *Director*, Chippewa Valley Agrafuels Cooperative
Richard Hahn	Agricultural real estate agent; *President and CEO*, Farmers National Company; *Manager*, Metropolitan Life Insurance Company; *Member*, 25x'25 Steering Committee
Jeffrey Roskam	*Chairman*, Prairie Hills, LLC; *Principal*, CAP CO2, LLC; *Manager*, Western Plains Energy, LLC; *Manager*, Badger State Ethanol, LLC; *Manager*, US Energy Partners; *Manager*, Big River Resources, LLC
Affiliated Board Members	**Green Energy Experience (current and selected former)**
Darryl Haack	*Director*, NCGA; *Director*, Little Sioux Corn Processors LLC; *Director*, SoyEnergy, LLC
David Miles	*President and CEO*, Miles Capital; *CEO*, Countryside Renewable Energy
David Nelson	*Director*, NCGA; *Chairman*, Global Ethanol LLC; *Chairman*, Midwest Grain Processors Cooperative

Why Invest in the Fund?

- Long-term growth prospects of Green Energy Sector
- Favorable government / regulatory environment
- Limited capital available to micro-cap Green Energy Sector companies
- Broad investment mandate allows for diverse Green Energy Sector portfolio
- Publicly-traded security, with attractive features
- Experienced, Midwest-based investment management team
- Majority independent Board, experienced in Green Energy Sector investing

This Makes Sense to Me. How Do I Invest in the Fund?

- NCGA and state corn growers association members have the opportunity to invest before the general public

Kick off Members Offering →	Mail Preliminary Prospectus to Members →	Presentations to NCGA Members →	Stock Info. Center Answer Questions
Send Preliminary Indication Form to Stock Info. Center →	Speak w/ Stock Info. Center on Next Steps →	Offering Open to Non-Members →	Funding & Closing NYSE